Before you invest, you may want to review the Fund’s Prospectus, which contains more information about the Fund and its risks. You can find the Fund’s Prospectus and other information about the Fund online at janushenderson.com/info. You can also get this information at no cost by calling a Janus Henderson representative at 1-877-335-2687 or by sending an email request to prospectusrequest@janushenderson.com.
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Summary Prospectus dated January 26, 2018
Janus Henderson Asia Equity Fund
Ticker:	JAQAX	Class A Shares	JAQSX	Class S Shares	JAQNX	Class N Shares
	JAQCX	Class C Shares	JAQIX	Class I Shares	JAQTX	Class T Shares

INVESTMENT OBJECTIVE
Janus Henderson Asia Equity Fund seeks long-term growth of capital.
FEES AND EXPENSES OF THE FUND
This table describes the fees and expenses that you may pay if you buy and hold Shares of the Fund. Each share class has different expenses, but represents an investment in the same Fund. For Class A Shares, you may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in the Fund or in other Janus Henderson mutual funds. More information about these and other discounts, as well as eligibility requirements for each share class, is available from your financial professional and in the “Purchases” section on page 142 of the Fund’s Prospectus and in the “Purchases” section on page 84 of the Fund’s Statement of Additional Information. In addition, please see Appendix A – Intermediary Sales Charge Waivers and Discounts. You may also incur brokerage commissions charged by your broker or financial intermediary when buying Class N Shares of the Fund that are not reflected in the table or in the example below.
SHAREHOLDER FEES (fees paid directly from your investment)	Class A	Class C	Class S	Class I	Class N	Class T
Maximum Sales Charge (load) Imposed on Purchases (as a percentage of offering price)	5.75%	None	None	None	None	None
Maximum Deferred Sales Charge (load) (as a percentage of the lower of original purchase price or redemption proceeds)	None	1.00%	None	None	None	None
ANNUAL FUND OPERATING EXPENSES (expenses that you pay each year as a percentage of the value of your investment)	Class A	Class C	Class S	Class I	Class N	Class T
Management Fees (may adjust up or down)	1.00%	1.00%	1.00%	1.00%	1.00%	1.00%
Distribution/Service (12b-1) Fees	0.25%	1.00%	0.25%	None	None	None
Other Expenses(1)	1.24%	1.09%	1.39%	1.00%	0.98%	1.14%
Total Annual Fund Operating Expenses(2)	2.49%	3.09%	2.64%	2.00%	1.98%	2.14%
Fee Waiver(2)	0.95%	0.86%	0.94%	0.79%	0.79%	0.70%
Total Annual Fund Operating Expenses After Fee Waiver(2)	1.54%	2.23%	1.70%	1.21%	1.19%	1.44%

(1)	Other Expenses for Class N Shares are based on the estimated annualized expenses that the Shares expect to incur.
(2)	Janus Capital has contractually agreed to waive its investment advisory fee and/or reimburse operating expenses to the extent that the Fund’s total annual fund operating expenses (excluding any performance adjustments to management fees, the fees payable pursuant to a Rule 12b-1 plan, shareholder servicing fees, such as transfer agency fees (including out-of-pocket costs), administrative services fees and any networking/omnibus/administrative fees payable by any share class; brokerage commissions; interest; dividends; taxes; acquired fund fees and expenses; and extraordinary expenses) exceed 1.11% until at least February 1, 2019. The contractual waiver may be terminated or modified prior to this date only at the discretion of the Board of Trustees.
EXAMPLE:
The following Example is based on expenses without waivers. The Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and reinvest all dividends and distributions. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses without waivers remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
If Shares are redeemed:	1 Year	3 Years	5 Years	10 Years
Class A Shares	$ 813	$ 1,306	$ 1,824	$ 3,238
Class C Shares	$ 412	$ 954	$ 1,620	$ 3,402
1	Janus Henderson Asia Equity Fund

If Shares are redeemed:	1 Year	3 Years	5 Years	10 Years
Class S Shares	$ 267	$ 820	$ 1,400	$ 2,973
Class I Shares	$ 203	$ 627	$ 1,078	$ 2,327
Class N Shares	$ 201	$ 621	$ 1,068	$ 2,306
Class T Shares	$ 217	$ 670	$ 1,149	$ 2,472

If Shares are not redeemed:	1 Year	3 Years	5 Years	10 Years
Class A Shares	$ 813	$ 1,306	$ 1,824	$ 3,238
Class C Shares	$ 312	$ 954	$ 1,620	$ 3,402
Class S Shares	$ 267	$ 820	$ 1,400	$ 2,973
Class I Shares	$ 203	$ 627	$ 1,078	$ 2,327
Class N Shares	$ 201	$ 621	$ 1,068	$ 2,306
Class T Shares	$ 217	$ 670	$ 1,149	$ 2,472

Portfolio Turnover:  The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 120% of the average value of its portfolio.
PRINCIPAL INVESTMENT STRATEGIES
The Fund pursues its investment objective by investing, under normal circumstances, at least 80% of its net assets (plus any borrowings for investment purposes) in equity securities of Asian issuers (excluding Japanese issuers). An Asian issuer is generally considered to be any company that (i) is incorporated or has its principal business activities in an Asian country; (ii) is primarily listed on the trading market of an Asian country; or (iii) derives 50% or more of its revenue from, or has 50% or more of its assets in, one or more Asian countries. The Fund considers “Asian countries” to include, but not be limited to, Hong Kong, China, South Korea, Taiwan, Singapore, Malaysia, Thailand, Indonesia, Philippines, India, Vietnam, Pakistan, and Sri Lanka. Some of these countries may represent developing or emerging markets. The Fund may have significant exposure to emerging market countries. Subject to the Fund’s 80% investment policy, the Fund may also invest in issuers from other countries, including Australia and New Zealand.
The Fund generally invests in equity securities, which consist primarily of common stocks, preferred stocks, depositary receipts, and convertible securities, but may also include other types of instruments, such as equity-linked securities, real estate-related companies, and real estate investment trusts sponsored by Asian real estate companies. The Fund may invest in companies of any market capitalization. While the Fund intends to diversify its investments across a number of different countries, including emerging market countries, it may, under unusual circumstances, invest all or a significant portion of its assets in a single Asian country. Due to the nature of the securities in which the Fund invests, it may have relatively high portfolio turnover compared to other funds.
The portfolio managers apply a “bottom up” approach in choosing investments. In other words, the portfolio managers look at companies one at a time to determine if a company is an attractive investment opportunity and if it is consistent with the Fund’s investment policies. The portfolio managers will also analyze each company from a macro perspective taking into consideration any important themes or issues that may impact the investment environment in certain regions or sectors and to estimate regional market risks.
The Fund may lend portfolio securities on a short-term or long-term basis, in an amount equal to up to one-third of its total assets as determined at the time of the loan origination.
PRINCIPAL INVESTMENT RISKS
The biggest risk is that the Fund’s returns will vary, and you could lose money. The Fund is designed for long-term investors seeking an Asian equity portfolio, including common stocks. Common stocks tend to be more volatile than many other investment choices.
2	Janus Investment Fund

Foreign Exposure Risk.  The Fund normally has significant exposure to foreign markets as a result of its investments in foreign securities, including investments in emerging markets, which can be more volatile than the U.S. markets. As a result, its returns and net asset value may be affected to a large degree by fluctuations in currency exchange rates or political or economic conditions in a particular country. In some foreign markets, there may not be protection against failure by other parties to complete transactions. It may not be possible for the Fund to repatriate capital, dividends, interest, and other income from a particular country or governmental entity. In addition, a market swing in one or more countries or regions where the Fund has invested a significant amount of its assets may have a greater effect on the Fund’s performance than it would in a more geographically diversified portfolio. To the extent the Fund invests in foreign debt securities, such investments are sensitive to changes in interest rates. Additionally, investments in securities of foreign governments involve the risk that a foreign government may not be willing or able to pay interest or repay principal when due. The Fund’s investments in emerging market countries may involve risks greater than, or in addition to, the risks of investing in more developed countries.
Emerging Markets Risk.  The risks of foreign investing mentioned above are heightened when investing in emerging markets. Emerging markets securities involve a number of additional risks, which may result from less government supervision and regulation of business and industry practices (including the potential lack of strict finance and accounting controls and standards), stock exchanges, brokers, and listed companies, making these investments potentially more volatile in price and less liquid than investments in developed securities markets, resulting in greater risk to investors. There is a risk in developing countries that a future economic or political crisis could lead to price controls, forced mergers of companies, expropriation or confiscatory taxation, imposition or enforcement of foreign ownership limits, seizure, nationalization, sanctions or imposition of restrictions by various governmental entities on investment and trading, or creation of government monopolies, any of which may have a detrimental effect on the Fund’s investments. In addition, the Fund’s investments may be denominated in foreign currencies and therefore, changes in the value of a country’s currency compared to the U.S. dollar may affect the value of the Fund’s investments. To the extent that the Fund invests a significant portion of its assets in the securities of issuers in or companies of a single country or region, it is more likely to be impacted by events or conditions affecting that country or region, which could have a negative impact on the Fund’s performance. Additionally, foreign and emerging market risks, including but not limited to price controls, expropriation or confiscatory taxation, imposition or enforcement of foreign ownership limits, nationalization, and restrictions on repatriation of assets may be heightened to the extent the Fund invests in Chinese local market securities. Some of the risks of investing directly in foreign and emerging market securities may be reduced when the Fund invests indirectly in foreign securities through various other investment vehicles including derivatives, which also involve other risks. As of September 30, 2017, approximately 79.5% of the Fund’s investments were in emerging markets (i.e. countries included in the MSCI Emerging Markets Indexsm).
Geographic Concentration Risk.  Because the Fund intends to focus its investments in a particular geographic region, the Fund’s performance is expected to be closely tied to various factors such as social, financial, economic, and political conditions within that region or country. Specifically, the Fund’s investments in Asian issuers increase the Fund’s exposure to the risks associated with volatile securities markets, adverse exchange rates, social, political and regulatory developments, and economic environmental events (such as natural disasters) which may be particular to Asian countries. Events that negatively affect the fiscal stability of Asian countries may cause the value of the Fund’s shares to decrease, in some cases significantly. As a result, the Fund is likely to be more volatile than more geographically diverse funds. In addition, many of the economies of the Asian countries in which the Fund invests are interdependent, which may cause them to experience the impact of such events at the same time or may increase the possibility that conditions in one country or region might adversely impact the issuers of securities in a different country or region.
Market Risk.  The value of the Fund’s portfolio may decrease if the value of an individual company or security, or multiple companies or securities, in the portfolio decreases or if the portfolio managers’ belief about a company’s intrinsic worth is incorrect. Further, regardless of how well individual companies or securities perform, the value of the Fund’s portfolio could also decrease if there are deteriorating economic or market conditions. It is important to understand that the value of your investment may fall, sometimes sharply, in response to changes in the market, and you could lose money. Market risk may affect a single issuer, industry, economic sector, or the market as a whole.
Growth Securities Risk.  The Fund invests in companies that the portfolio managers believe have growth potential. Securities of companies perceived to be “growth” companies may be more volatile than other stocks and may involve special risks. If the portfolio managers’ perception of a company’s growth potential is not realized, the securities purchased may not perform as expected, reducing the Fund’s returns. In addition, because different types of stocks tend to shift in and out of favor
3	Janus Henderson Asia Equity Fund

depending on market and economic conditions, “growth” stocks may perform differently from the market as a whole and other types of securities.
Real Estate Securities Risk.  The Fund’s performance may be affected by the risks associated with investments in real estate-related companies. The value of real estate-related companies’ securities is sensitive to changes in real estate values and rental income, property taxes, interest rates, tax and regulatory requirements, supply and demand, and the management skill and creditworthiness of the company. Investments in real estate investment trusts (“REITs”) involve the same risks as other real estate investments. In addition, a REIT could fail to qualify for tax-free pass-through of its income under the Internal Revenue Code or fail to maintain its exemption from registration under the Investment Company Act of 1940, as amended, which could produce adverse economic consequences for the REIT and its investors, including the Fund.
Small- and Mid-Sized Companies Risk.  The Fund’s investments in securities issued by small- and mid-sized companies, which can include smaller, start-up companies offering emerging products or services, may involve greater risks than are customarily associated with larger, more established companies. Securities issued by small- and mid-sized companies tend to be more volatile and somewhat more speculative than securities issued by larger or more established companies and may underperform as compared to the securities of larger or more established companies.
Portfolio Turnover Risk.  Increased portfolio turnover may result in higher costs, which may have a negative effect on the Fund’s performance. In addition, higher portfolio turnover may result in the acceleration of capital gains and the recognition of greater levels of short-term capital gains, which are taxed at ordinary federal income tax rates when distributed to shareholders.
Securities Lending Risk.  The Fund may seek to earn additional income through lending its securities to certain qualified broker-dealers and institutions. There is the risk that when portfolio securities are lent, the securities may not be returned on a timely basis, and the Fund may experience delays and costs in recovering the security or gaining access to the collateral provided to the Fund to collateralize the loan. If the Fund is unable to recover a security on loan, the Fund may use the collateral to purchase replacement securities in the market. There is a risk that the value of the collateral could decrease below the cost of the replacement security by the time the replacement investment is made, resulting in a loss to the Fund.
Management Risk.  The Fund is an actively managed investment portfolio and is therefore subject to the risk that the investment strategies employed for the Fund may fail to produce the intended results. The Fund may underperform its benchmark index or other mutual funds with similar investment objectives.
An investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
Performance Information
The following information provides some indication of the risks of investing in the Fund by showing how the Fund’s performance has varied over time. Class A Shares, Class C Shares, Class S Shares, Class I Shares and Class T Shares of the Fund commenced operations with the Fund’s inception. Class N Shares commenced operations on January 26, 2018.
•	The performance shown for Class A Shares, Class C Shares, Class S Shares, Class I Shares, and Class T Shares is calculated using the fees and expenses of each respective share class, net of any applicable fee and expense limitations or waivers.
•	The performance shown for Class N Shares for periods prior to December 31, 2017, reflects the performance of the Fund’s Class I Shares, calculated using the fees and expenses of Class N Shares, without the effect of any fee and expense limitations or waivers. If Class N Shares of the Fund had been available during periods prior to December 31, 2017, the performance shown may have been different.
The bar chart depicts the change in performance from year to year during the periods indicated. The bar chart figures do not include any applicable sales charges that an investor may pay when they buy or sell Class A Shares or Class C Shares of the Fund. If sales charges were included, the returns would be lower. The table compares the Fund’s average annual returns for the periods indicated to broad-based securities market indices. All figures assume reinvestment of dividends and distributions. For certain periods, the Fund’s performance reflects the effect of expense waivers. Without the effect of these expense waivers, the performance shown would have been lower.
The Fund’s past performance (before and after taxes) does not necessarily indicate how it will perform in the future. Updated performance information is available at janushenderson.com/performance or by calling 1-877-335-2687.
4	Janus Investment Fund

Annual Total Returns for Class I Shares (calendar year-end)

Best Quarter: 1st Quarter 2012 16.48%	Worst Quarter: 3rd Quarter 2015 – 18.90%

Average Annual Total Returns (periods ended 12/31/17)
	1 Year	5 Years	Since Inception (7/29/11)
Class I Shares
Return Before Taxes	39.64%	8.06%	6.37%
Return After Taxes on Distributions	38.54%	7.08%	5.59%
Return After Taxes on Distributions and Sale of Fund Shares	23.02%	6.16%	4.88%
MSCI All Country Asia ex-Japan Index (reflects no deduction for expenses, fees, or taxes, except foreign withholding taxes)	41.72%	7.95%	5.95%
MSCI AC Asia-Pacific ex-Japan Index (reflects no deduction for expenses, fees, or taxes, except foreign withholding taxes)	36.98%	7.10%	5.64%
Class A Shares
Return Before Taxes(1)	31.21%	6.46%	5.09%
MSCI All Country Asia ex-Japan Index (reflects no deduction for expenses, fees, or taxes, except foreign withholding taxes)	41.72%	7.95%	5.95%
MSCI AC Asia-Pacific ex-Japan Index (reflects no deduction for expenses, fees, or taxes, except foreign withholding taxes)	36.98%	7.10%	5.64%
Class C Shares
Return Before Taxes(2)	37.36%	6.96%	5.32%
MSCI All Country Asia ex-Japan Index (reflects no deduction for expenses, fees, or taxes, except foreign withholding taxes)	41.72%	7.95%	5.95%
MSCI AC Asia-Pacific ex-Japan Index (reflects no deduction for expenses, fees, or taxes, except foreign withholding taxes)	36.98%	7.10%	5.64%
Class S Shares
Return Before Taxes	39.25%	7.75%	6.02%
MSCI All Country Asia ex-Japan Index (reflects no deduction for expenses, fees, or taxes, except foreign withholding taxes)	41.72%	7.95%	5.95%
MSCI AC Asia-Pacific ex-Japan Index (reflects no deduction for expenses, fees, or taxes, except foreign withholding taxes)	36.98%	7.10%	5.64%
Class N Shares
Return Before Taxes	38.83%	7.28%	5.62%
MSCI All Country Asia ex-Japan Index (reflects no deduction for expenses, fees, or taxes, except foreign withholding taxes)	41.72%	7.95%	5.95%
MSCI AC Asia-Pacific ex-Japan Index (reflects no deduction for expenses, fees, or taxes, except foreign withholding taxes)	36.98%	7.10%	5.64%
5	Janus Henderson Asia Equity Fund

Average Annual Total Returns (periods ended 12/31/17)
	1 Year	5 Years	Since Inception (7/29/11)
Class T Shares
Return Before Taxes	39.49%	7.90%	6.19%
MSCI All Country Asia ex-Japan Index (reflects no deduction for expenses, fees, or taxes, except foreign withholding taxes)	41.72%	7.95%	5.95%
MSCI AC Asia-Pacific ex-Japan Index (reflects no deduction for expenses, fees, or taxes, except foreign withholding taxes)	36.98%	7.10%	5.64%

(1)	Calculated assuming maximum permitted sales loads.
(2)	The one year return is calculated to include the contingent deferred sales charge.
The Fund’s primary benchmark index is the MSCI All Country Asia ex-Japan Index. The Fund also compares its performance to the MSCI AC Asia-Pacific ex-Japan Index. The MSCI All Country Asia ex-Japan Index is used to calculate the Fund’s performance fee adjustment. The indices are described below.
•	The MSCI All Country Asia ex-Japan Index is a free float-adjusted market capitalization weighted index that is designed to measure the equity market performance of Asia, excluding Japan. The index includes reinvestment of dividends, net of foreign withholding taxes.
•	The MSCI AC Asia-Pacific ex-Japan Index captures large and mid cap representation across developed market countries and emerging market countries in the Asia-Pacific region, excluding Japan. The index includes reinvestment of dividends, net of foreign withholding taxes.
After-tax returns are calculated using the historically highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on your individual tax situation and may differ from those shown in the preceding table. The after-tax return information shown above does not apply to Fund shares held through a tax-deferred account, such as a 401(k) plan or an IRA.
After-tax returns are only shown for Class I Shares of the Fund. After-tax returns for the other classes of Shares will vary from those shown for Class I Shares due to varying sales charges (as applicable), fees, and expenses among the classes.
6	Janus Investment Fund

MANAGEMENT
Investment Adviser:  Janus Capital Management LLC
Portfolio Managers:  Andrew Gillan, Head of Henderson Investment Management Limited’s Asia (ex-Japan) Equities Team, is Co-Portfolio Manager of the Fund, which he has co-managed since June 2017. Mervyn Koh, Associate Investment Manager, is Co-Portfolio Manager of the Fund, which he has co-managed since June 2017.
PURCHASE AND SALE OF FUND SHARES
Minimum Investment Requirements*
Class A Shares, Class C Shares**, Class S Shares, and Class T Shares
Non-retirement accounts	$ 2,500
Certain tax-deferred accounts or UGMA/UTMA accounts	$ 500
Class I Shares
Institutional investors (investing directly with the Fund)	$1,000,000
Through an intermediary institution
• non-retirement accounts	$ 2,500
• certain tax-deferred accounts or UGMA/UTMA accounts	$ 500
Class N Shares
Retirement investors (investing through an adviser-assisted, employer-sponsored retirement plan)	None
Retail investors (investing through a financial intermediary omnibus account)	$ 2,500***
Institutional investors (investing directly with the Fund)	$1,000,000

*	Exceptions to these minimums may apply for certain tax-deferred, tax-qualified and retirement plans, and accounts held through certain wrap programs.
**	The maximum purchase in Class C Shares is $500,000 for any single purchase.
***	Investors in certain tax-deferred accounts or accounts held through certain wrap programs may not be subject to this minimum.
Purchases, exchanges, and redemptions can generally be made only through institutional channels, such as financial intermediaries and retirement platforms. Class I Shares may be purchased directly by certain institutional investors. You should contact your financial intermediary or refer to your plan documents for information on how to invest in the Fund. Requests must be received in good order by the Fund or its agents (financial intermediary or plan sponsor, if applicable) prior to the close of the regular trading session of the New York Stock Exchange in order to receive that day’s net asset value. For additional information, refer to “Purchases,” “Exchanges,” and/or “Redemptions” in the Prospectus.
Tax Information
The Fund’s distributions are taxable, and will be taxed as ordinary income or capital gains, unless you are investing through a tax-deferred arrangement, such as a 401(k) plan or an individual retirement account (in which case you may be taxed upon withdrawal of your investment from such account).
Payments to Broker-Dealers and Other Financial Intermediaries
If you purchase Class A Shares, Class C Shares, Class S Shares, Class I Shares, or Class T Shares of the Fund through a broker-dealer or other financial intermediary (such as a bank), the Fund and its related companies may pay the intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Fund over another investment or to recommend one share class over another. Ask your salesperson or visit your financial intermediary’s website for more information.
7	Janus Henderson Asia Equity Fund

Before you invest, you may want to review the Fund’s Prospectus, which contains more information about the Fund and its risks. You can find the Fund’s Prospectus and other information about the Fund online at janushenderson.com/reports. You can also get this information at no cost by calling a Janus Henderson representative at 1-800-525-3713 or by sending an email request to prospectusorder@janushenderson.com.
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Summary Prospectus dated January 26, 2018
Janus Henderson Asia Equity Fund
Ticker:	JAQDX	Class D Shares*
* Class D Shares are closed to certain new investors.
INVESTMENT OBJECTIVE
Janus Henderson Asia Equity Fund seeks long-term growth of capital.
FEES AND EXPENSES OF THE FUND
This table describes the fees and expenses that you may pay if you buy and hold Shares of the Fund.
ANNUAL FUND OPERATING EXPENSES (expenses that you pay each year as a percentage of the value of your investment)	Class D
Management Fees (may adjust up or down)	1.00%
Other Expenses	1.19%
Total Annual Fund Operating Expenses(1)	2.19%
Fee Waiver(1)	0.85%
Total Annual Fund Operating Expenses After Fee Waiver(1)	1.34%

(1)	Janus Capital has contractually agreed to waive its investment advisory fee and/or reimburse operating expenses to the extent that the Fund’s total annual fund operating expenses (excluding any performance adjustments to management fees, administrative services fees (including out-of-pocket costs), brokerage commissions, interest, dividends, taxes, acquired fund fees and expenses, and extraordinary expenses) exceed 1.11% until at least February 1, 2019. The contractual waiver may be terminated or modified prior to this date only at the discretion of the Board of Trustees.
EXAMPLE:
The following Example is based on expenses without waivers. The Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated, reinvest all dividends and distributions, and then redeem all of your Shares at the end of each period. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses without waivers remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
	1 Year	3 Years	5 Years	10 Years
Class D Shares	$ 222	$ 685	$ 1,175	$ 2,524

Portfolio Turnover:  The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 120% of the average value of its portfolio.
PRINCIPAL INVESTMENT STRATEGIES
The Fund pursues its investment objective by investing, under normal circumstances, at least 80% of its net assets (plus any borrowings for investment purposes) in equity securities of Asian issuers (excluding Japanese issuers). An Asian issuer is generally considered to be any company that (i) is incorporated or has its principal business activities in an Asian country; (ii) is primarily listed on the trading market of an Asian country; or (iii) derives 50% or more of its revenue from, or has 50% or more of its assets in, one or more Asian countries. The Fund considers “Asian countries” to include, but not be limited to, Hong Kong, China, South Korea, Taiwan, Singapore, Malaysia, Thailand, Indonesia, Philippines, India, Vietnam, Pakistan, and Sri Lanka. Some of these countries may represent developing or emerging markets. The Fund may have significant exposure to emerging market countries. Subject to the Fund’s 80% investment policy, the Fund may also invest in issuers from other countries, including Australia and New Zealand.
1	Janus Henderson Asia Equity Fund

The Fund generally invests in equity securities, which consist primarily of common stocks, preferred stocks, depositary receipts, and convertible securities, but may also include other types of instruments, such as equity-linked securities, real estate-related companies, and real estate investment trusts sponsored by Asian real estate companies. The Fund may invest in companies of any market capitalization. While the Fund intends to diversify its investments across a number of different countries, including emerging market countries, it may, under unusual circumstances, invest all or a significant portion of its assets in a single Asian country. Due to the nature of the securities in which the Fund invests, it may have relatively high portfolio turnover compared to other funds.
The portfolio managers apply a “bottom up” approach in choosing investments. In other words, the portfolio managers look at companies one at a time to determine if a company is an attractive investment opportunity and if it is consistent with the Fund’s investment policies. The portfolio managers will also analyze each company from a macro perspective taking into consideration any important themes or issues that may impact the investment environment in certain regions or sectors and to estimate regional market risks.
The Fund may lend portfolio securities on a short-term or long-term basis, in an amount equal to up to one-third of its total assets as determined at the time of the loan origination.
PRINCIPAL INVESTMENT RISKS
The biggest risk is that the Fund’s returns will vary, and you could lose money. The Fund is designed for long-term investors seeking an Asian equity portfolio, including common stocks. Common stocks tend to be more volatile than many other investment choices.
Foreign Exposure Risk.  The Fund normally has significant exposure to foreign markets as a result of its investments in foreign securities, including investments in emerging markets, which can be more volatile than the U.S. markets. As a result, its returns and net asset value may be affected to a large degree by fluctuations in currency exchange rates or political or economic conditions in a particular country. In some foreign markets, there may not be protection against failure by other parties to complete transactions. It may not be possible for the Fund to repatriate capital, dividends, interest, and other income from a particular country or governmental entity. In addition, a market swing in one or more countries or regions where the Fund has invested a significant amount of its assets may have a greater effect on the Fund’s performance than it would in a more geographically diversified portfolio. To the extent the Fund invests in foreign debt securities, such investments are sensitive to changes in interest rates. Additionally, investments in securities of foreign governments involve the risk that a foreign government may not be willing or able to pay interest or repay principal when due. The Fund’s investments in emerging market countries may involve risks greater than, or in addition to, the risks of investing in more developed countries.
Emerging Markets Risk.  The risks of foreign investing mentioned above are heightened when investing in emerging markets. Emerging markets securities involve a number of additional risks, which may result from less government supervision and regulation of business and industry practices (including the potential lack of strict finance and accounting controls and standards), stock exchanges, brokers, and listed companies, making these investments potentially more volatile in price and less liquid than investments in developed securities markets, resulting in greater risk to investors. There is a risk in developing countries that a future economic or political crisis could lead to price controls, forced mergers of companies, expropriation or confiscatory taxation, imposition or enforcement of foreign ownership limits, seizure, nationalization, sanctions or imposition of restrictions by various governmental entities on investment and trading, or creation of government monopolies, any of which may have a detrimental effect on the Fund’s investments. In addition, the Fund’s investments may be denominated in foreign currencies and therefore, changes in the value of a country’s currency compared to the U.S. dollar may affect the value of the Fund’s investments. To the extent that the Fund invests a significant portion of its assets in the securities of issuers in or companies of a single country or region, it is more likely to be impacted by events or conditions affecting that country or region, which could have a negative impact on the Fund’s performance. Additionally, foreign and emerging market risks, including but not limited to price controls, expropriation or confiscatory taxation, imposition or enforcement of foreign ownership limits, nationalization, and restrictions on repatriation of assets may be heightened to the extent the Fund invests in Chinese local market securities. Some of the risks of investing directly in foreign and emerging market securities may be reduced when the Fund invests indirectly in foreign securities through various other investment vehicles including derivatives, which also involve other risks. As of September 30, 2017, approximately 79.5% of the Fund’s investments were in emerging markets (i.e. countries included in the MSCI Emerging Markets Indexsm).
2	Janus Investment Fund

Geographic Concentration Risk.  Because the Fund intends to focus its investments in a particular geographic region, the Fund’s performance is expected to be closely tied to various factors such as social, financial, economic, and political conditions within that region or country. Specifically, the Fund’s investments in Asian issuers increase the Fund’s exposure to the risks associated with volatile securities markets, adverse exchange rates, social, political and regulatory developments, and economic environmental events (such as natural disasters) which may be particular to Asian countries. Events that negatively affect the fiscal stability of Asian countries may cause the value of the Fund’s shares to decrease, in some cases significantly. As a result, the Fund is likely to be more volatile than more geographically diverse funds. In addition, many of the economies of the Asian countries in which the Fund invests are interdependent, which may cause them to experience the impact of such events at the same time or may increase the possibility that conditions in one country or region might adversely impact the issuers of securities in a different country or region.
Market Risk.  The value of the Fund’s portfolio may decrease if the value of an individual company or security, or multiple companies or securities, in the portfolio decreases or if the portfolio managers’ belief about a company’s intrinsic worth is incorrect. Further, regardless of how well individual companies or securities perform, the value of the Fund’s portfolio could also decrease if there are deteriorating economic or market conditions. It is important to understand that the value of your investment may fall, sometimes sharply, in response to changes in the market, and you could lose money. Market risk may affect a single issuer, industry, economic sector, or the market as a whole.
Growth Securities Risk.  The Fund invests in companies that the portfolio managers believe have growth potential. Securities of companies perceived to be “growth” companies may be more volatile than other stocks and may involve special risks. If the portfolio managers’ perception of a company’s growth potential is not realized, the securities purchased may not perform as expected, reducing the Fund’s returns. In addition, because different types of stocks tend to shift in and out of favor depending on market and economic conditions, “growth” stocks may perform differently from the market as a whole and other types of securities.
Real Estate Securities Risk.  The Fund’s performance may be affected by the risks associated with investments in real estate-related companies. The value of real estate-related companies’ securities is sensitive to changes in real estate values and rental income, property taxes, interest rates, tax and regulatory requirements, supply and demand, and the management skill and creditworthiness of the company. Investments in real estate investment trusts (“REITs”) involve the same risks as other real estate investments. In addition, a REIT could fail to qualify for tax-free pass-through of its income under the Internal Revenue Code or fail to maintain its exemption from registration under the Investment Company Act of 1940, as amended, which could produce adverse economic consequences for the REIT and its investors, including the Fund.
Small- and Mid-Sized Companies Risk.  The Fund’s investments in securities issued by small- and mid-sized companies, which can include smaller, start-up companies offering emerging products or services, may involve greater risks than are customarily associated with larger, more established companies. Securities issued by small- and mid-sized companies tend to be more volatile and somewhat more speculative than securities issued by larger or more established companies and may underperform as compared to the securities of larger or more established companies.
Portfolio Turnover Risk.  Increased portfolio turnover may result in higher costs, which may have a negative effect on the Fund’s performance. In addition, higher portfolio turnover may result in the acceleration of capital gains and the recognition of greater levels of short-term capital gains, which are taxed at ordinary federal income tax rates when distributed to shareholders.
Securities Lending Risk.  The Fund may seek to earn additional income through lending its securities to certain qualified broker-dealers and institutions. There is the risk that when portfolio securities are lent, the securities may not be returned on a timely basis, and the Fund may experience delays and costs in recovering the security or gaining access to the collateral provided to the Fund to collateralize the loan. If the Fund is unable to recover a security on loan, the Fund may use the collateral to purchase replacement securities in the market. There is a risk that the value of the collateral could decrease below the cost of the replacement security by the time the replacement investment is made, resulting in a loss to the Fund.
Management Risk.  The Fund is an actively managed investment portfolio and is therefore subject to the risk that the investment strategies employed for the Fund may fail to produce the intended results. The Fund may underperform its benchmark index or other mutual funds with similar investment objectives.
An investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
3	Janus Henderson Asia Equity Fund

Performance Information
The following information provides some indication of the risks of investing in the Fund by showing how the Fund’s performance has varied over time. The bar chart depicts the change in performance from year to year during the periods indicated. The table compares the Fund’s average annual returns for the periods indicated to broad-based securities market indices. All figures assume reinvestment of dividends and distributions. For certain periods, the Fund’s performance reflects the effect of expense waivers. Without the effect of these expense waivers, the performance shown would have been lower.
The Fund’s past performance (before and after taxes) does not necessarily indicate how it will perform in the future. Updated performance information is available at janushenderson.com/allfunds or by calling 1-800-525-3713.
Annual Total Returns for Class D Shares (calendar year-end)

Best Quarter: 1st Quarter 2012 16.18%	Worst Quarter: 3rd Quarter 2015 – 18.93%

Average Annual Total Returns (periods ended 12/31/17)
	1 Year	5 Years	Since Inception (7/29/11)
Class D Shares
Return Before Taxes	39.42%	7.89%	6.22%
Return After Taxes on Distributions	38.39%	6.96%	5.49%
Return After Taxes on Distributions and Sale of Fund Shares	22.88%	6.05%	4.78%
MSCI All Country Asia ex-Japan Index (reflects no deduction for expenses, fees, or taxes, except foreign withholding taxes)	41.72%	7.95%	5.95%
MSCI AC Asia-Pacific ex-Japan Index (reflects no deduction for expenses, fees, or taxes, except foreign withholding taxes)	36.98%	7.10%	5.64%

The Fund’s primary benchmark index is the MSCI All Country Asia ex-Japan Index. The Fund also compares its performance to the MSCI AC Asia-Pacific ex-Japan Index. The MSCI All Country Asia ex-Japan Index is used to calculate the Fund’s performance fee adjustment. The indices are described below.
•	The MSCI All Country Asia ex-Japan Index is a free float-adjusted market capitalization weighted index that is designed to measure the equity market performance of Asia, excluding Japan. The index includes reinvestment of dividends, net of foreign withholding taxes.
•	The MSCI AC Asia-Pacific ex-Japan Index captures large and mid cap representation across developed market countries and emerging market countries in the Asia-Pacific region, excluding Japan. The index includes reinvestment of dividends, net of foreign withholding taxes.
After-tax returns are calculated using the historically highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on your individual tax situation and may differ from those shown in the preceding table. The after-tax return information shown above does not apply to Fund shares held through a tax-deferred account, such as a 401(k) plan or an IRA.
4	Janus Investment Fund

MANAGEMENT
Investment Adviser:  Janus Capital Management LLC
Portfolio Managers:  Andrew Gillan, Head of Henderson Investment Management Limited’s Asia (ex-Japan) Equities Team, is Co-Portfolio Manager of the Fund, which he has co-managed since June 2017. Mervyn Koh, Associate Investment Manager, is Co-Portfolio Manager of the Fund, which he has co-managed since June 2017.
PURCHASE AND SALE OF FUND SHARES

Minimum Investment Requirements
To open a new regular Fund account	$2,500
To open a new UGMA/UTMA account, Coverdell Education Savings Account, or a retirement Fund account
• without an automatic investment program	$1,000
• with an automatic investment program of $50 per month	$ 500
To add to any existing type of Fund account without an automatic investment program	$ 100

You may generally purchase, exchange, or redeem Fund Shares on any business day by written request, wire transfer, telephone, and in most cases, online at janushenderson.com/individual. You may conduct transactions by mail (Janus Henderson, P.O. Box 55932, Boston, MA 02205-5932), or by telephone at 1-800-525-3713. Purchase, exchange, or redemption requests must be received in good order by the Fund or its agents prior to the close of the regular trading session of the New York Stock Exchange in order to receive that day’s net asset value. For additional information, refer to “To Open an Account or Buy Shares,” “To Exchange Shares,” and/or “To Sell Shares” in the Prospectus.
Tax Information
The Fund’s distributions are taxable, and will be taxed as ordinary income or capital gains, unless you are investing through a tax-deferred arrangement, such as a 401(k) plan or an individual retirement account (in which case you may be taxed upon withdrawal of your investment from such account).
Payments to Broker-Dealers and Other Financial Intermediaries
With respect to certain other classes of shares, the Fund and its related companies may pay select broker-dealer firms or other financial intermediaries for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing a broker-dealer or other intermediary or a salesperson to recommend the Fund over another investment or to recommend one share class over another.
5	Janus Henderson Asia Equity Fund